Stock Options and Stock-based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0
Share-based Compensation Arrangement by Share-based Payment Award Estimated Fair Value of Stock Price (in dollars per share)	$ 0.39
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in dollars)	288,995	477,353
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.207	$ 0.219
Share-based Compensation Arrangement By Share-based Payment Award, Options, Nonvested, Fair Value	$ 478,912
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Expected Term	1 year 9 months 18 days
Sharebased Compensation Arrangement By Sharebased Payment Award Options Vested In Period Description	The Company completed an analysis and identified four similar companies considering their industry, stage of life cycle, size, and financial leverage.
Equity Incentive Plan 2002 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			4,150,000	450,000
Equity Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	5,000,000